Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization expense from continuing operations	$ 183	$ 171	$ 168
Depreciation and amortization	513	524	554
Capital leases and other financing obligations [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization	7	7	7
Capital leases and other financing obligations	$ 139	$ 144